Lease Liabilities (Details) - Schedule of lease expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Lease Expense [Abstract]
Operating lease cost	¥ 3,289	¥ 2,265	¥ 1,016
Short-term lease cost		973	1,163
Lease cost	¥ 3,289	¥ 3,238	¥ 2,179